Note 7 - Income Tax - Reconciliation of Differences Between Expected Income Tax Expense Expressed as Accounting Profit Multiplied by Corporate Income Tax Rate and Actual Income Tax Expense (Parenthetical) (Details)
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	[1]	22.00%	22.00%	22.00%

[1]	Percentages have been rounded for presentation purposes and may differ from unrounded results.